Average Annual Total Returns		12 Months Ended	24 Months Ended	35 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		7.30%	4.78%	3.46%
ICE U.S. Treasury 1-3 Year Bond Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE US Treasury 1-3 Year Bond Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		5.14%	4.68%
ICE US Treasury 20+ Year Bond Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE US Treasury 20+ Year Bond Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		4.29%		(3.27%)
Vest 2 Year Interest Rate Hedge ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(5.29%)	1.88%
Performance Inception Date	Jan. 10, 2024
Vest 2 Year Interest Rate Hedge ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(6.02%)	1.11%
Vest 2 Year Interest Rate Hedge ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(3.14%)	1.12%
Vest 10 Year Interest Rate Hedge ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(3.75%)		6.98%
Performance Inception Date	Feb. 02, 2023
Vest 10 Year Interest Rate Hedge ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(4.49%)		3.19%
Vest 10 Year Interest Rate Hedge ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(2.23%)		3.71%